Income taxes (Details) - Schedule of components of net deferred tax assets and liabilities - USD ($)	May 31, 2022	May 31, 2021
Deferred tax assets
Net operating loss carryforwards in China	$ 10,274	$ 2,976
Total deferred tax assets	10,274	2,976
Valuation allowance	(10,274)	(2,976)
Total net deferred tax asset